LEASES - Data center buildings and land leases (Details) - Data center buildings and land leases [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE
Additional finance lease liability	¥ 0	¥ 460,810
Additional operating lease liabilities	¥ 0	¥ 149,879